Condensed Financial Information of the Company	12 Months Ended
Aug. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of the Company
29.	Condensed Financial Information of the Company

The following is the condensed financial information of the Company on a parent company only basis.

Condensed balance sheets

	As of August 31,
	2020	2021	2021
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	162,391	27,150	4,203
Restricted cash	122,969	12,046	1,865
Short-term investments	287,585	68,575	10,615
Amounts due from subsidiaries		2,081,389	322,176
Total current assets	572,945	2,189,160	338,859

Non-current assets:
Long-term investment	872,756	-	-
Investments in subsidiaries, VIEs and VIEs’ subsidiaries	1,176,422	-	-
Total non-current assets	2,049,178	-	-

TOTAL ASSETS	2,622,123	2,189,160	338,859

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other current liabilities	-	13,019	2,015
Long-term loan, current portion	-	400,932	62,060
Total current liabilities	-	413,951	64,075

Non-current liabilities:
Loss in excess of Investments in subsidiaries, VIEs and VIEs’ subsidiaries	-	5,934,617	918,614
Convertible Loan	-	226,114	35,000
Amounts due to subsidiaries	2,221,486	246,127	38,098
Total non-current liabilities	2,221,486	6,406,858	991,712

TOTAL LIABILITIES	2,221,486	6,820,809	1,055,787

Shareholder’ equity:
Class A ordinary shares (US$0.000001 par value; 37,703,157,984 shares authorized; 4,130,261,827 issued and outstanding as of August 31, 2019 and 4,146,103,947 issued and outstanding as of August 31, 2020, respectively)	26	26	4
Class B ordinary shares (US$0.000001 par value; 2,296,842,016 issued and outstanding as of August 31, 2019 and August 31, 2020, respectively)	16	16	2
Additional paid-in capital	5,598,978	5,337,962	826,259
Treasury stock	(274,648)	(344)	(53)
Statutory reserves	12,270	16,427	2,543
Accumulated deficit	(5,035,172)	(10,078,429)	(1,560,033)
Accumulated other comprehensive income	99,167	92,693	14,350
Total shareholders’ equity	400,637	(4,631,649)	(716,928)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	2,622,123	2,189,160	338,859

Condensed statements of income/(loss)

	For the years ended August 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Operating expenses:
Selling and marketing	(906)	(674)	(110)	(17)
General and administrative	(70,258)	(140,821)	(62,492)	(9,673)
Interest income	3,905	2,083	5,678	879
Interest expense	(27,960)	(58,857)	(51,335)	(7,946)
Foreign exchange gain/(loss)	(1,526)	4,336	(1,655)	(256)
Share of income/(loss) in subsidiaries, VIEs and VIEs’ subsidiaries	342,113	(535,896)	(4,877,653)	(755,009)
Income/(loss) before income tax provision	245,368	(729,829)	(4,987,567)	(772,022)

Provision for income tax	-	-	-	-
Net income/(loss)	245,368	(729,829)	(4,987,567)	(772,022)
Accretion to redemption value of redeemable convertible preferred shares	-	-	-	-
Deemed dividend-repurchase of redeemable convertible preferred shares	-	-	-	-
Net income/(loss) attributable to ordinary shareholders of Meta Data Limited	245,368	(729,829)	(4,987,567)	(772,022)

Condensed statements of comprehensive income/(loss)

	For the years ended August 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Net income/(loss)	245,368	(729,829)	(4,987,567)	(772,022)
Unrealized gain on available-for-sale investments, net of tax	(35,161)	1,676	4,009	621
Foreign currency translation adjustment	(6,591)	10,343	5,221	808
Comprehensive income/(loss)	203,616	(717,810)	(4,978,337)	(770,593)

Condensed statements of cash flows

	For the years ended August 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Net cash used in by operating activities	(8,668)	(319,227)	-	-
Net cash used in investing activities	(1,042,665)	(117,034)	-	-
Net cash provided by financing activities	732,306	176,546	(230,316)	(35,650)
Effect of exchange rate changes	33,033	(23,063)	(15,848)	(2,453)
Net increase/(decrease) in cash and cash equivalents and restricted cash	(285,994)	(282,778)	(246,164)	(38,103)
Cash and cash equivalents and restricted cash, at beginning of year	854,132	568,138	285,360	44,171
Cash and cash equivalents and restricted cash, at end of year	568,138	285,360	39,196	6,068

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and VIEs and the VIEs’ subsidiaries.

The parent company records its investment in its subsidiaries and VIEs and the VIEs’ subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as “Investment in subsidiaries, VIEs and VIEs’ subsidiaries” and their respective profit or loss as “Share of income/(loss) in subsidiaries, VIEs and VIEs’ subsidiaries” on the condensed statements of income. Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in a subsidiary and VIE is reduced to zero unless the parent company has guaranteed obligations of the subsidiary and VIE or is otherwise committed to provide further financial support. If the subsidiary and VIE subsequently reports net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.

The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.